Taxes - Deferred income tax in financial statements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		$ (16,010)	$ (13,575)		$ (14,691)	$ (10,657)
Deferred income tax related to consolidated statement of income	$ 178	(4,071)	(1,583)
Deferred tax income net recorded in share of the profit of equity method accounted investees	443	200	407
Total deferred tax expense (benefit)	$ 621	(3,871)	(1,176)
Deferred tax asset		(22,043)		$ (1,011)	(20,733)
Deferred tax liability		6,033		$ 295	6,042
Deferred tax recovery period	10 years
Allowance for doubtful accounts
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(501)			(35)
Deferred income tax related to consolidated statement of income	$ (3)	(25)	(43)
Inventory
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(757)			206
Deferred income tax related to consolidated statement of income	(17)	60	(6)
Other current assets.
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		122			144
Deferred income tax related to consolidated statement of income	47	(163)	182
Property, plant and equipment
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(4,999)			(6,495)
Deferred income tax related to consolidated statement of income	(1,081)	(708)	(320)
Right of use Assets from leases
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(802)			(1,218)
Deferred income tax related to consolidated statement of income	(482)	(509)	(381)
Investments in equity accounted investees
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(9,321)			(7,533)
Deferred income tax related to consolidated statement of income	(22)	(15)	7
Other assets [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(681)			192
Deferred income tax related to consolidated statement of income	(2)	(729)	59
Finite useful lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(181)			297
Deferred income tax related to consolidated statement of income	498	129	(345)
Indefinite lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		2,762			3,038
Deferred income tax related to consolidated statement of income	36	(261)	360
Post-employment and other long-term employee benefits
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(1,886)			(1,746)
Deferred income tax related to consolidated statement of income	(258)	(175)	(2)
Derivative Financial Instruments
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		674			1,622
Deferred income tax related to consolidated statement of income	738	111	(2)
Temporary non-deductible provision
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(3,772)			(3,443)
Deferred income tax related to consolidated statement of income	1,280	(1,751)	(438)
Employee profit sharing payable
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(371)			(759)
Deferred income tax related to consolidated statement of income	(393)	64	8
Tax loss carry forwards
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(8,422)			(9,047)
Deferred income tax related to consolidated statement of income	(1,498)	1,994	(1,201)
Tax credits to recover
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(2,595)			(1,394)
Deferred income tax related to consolidated statement of income	1,200	(1,629)	(122)
Exchange differences on translation of foreign operations in OCI
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		7,679			8,170
Other liabilities
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		736			(2,668)
Deferred income tax related to consolidated statement of income	(4)	(440)	(3)
Finance leases
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(247)			(220)
Deferred income tax related to consolidated statement of income	53	(24)	(196)
Liabilities of amortization of goodwill of business acquisition
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		6,552			6,198
Deferred income tax related to consolidated statement of income	$ 86		$ 860
Other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		$ 3,571			$ 4,623